Risk Report - Market Risk - Trading Market Risk Exposures - Value-at Risk of Trading Units by Risk Type (Detail) - EUR (€)		Dec. 31, 2019	Dec. 31, 2018
Total [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		€ 21,800,000	€ 32,100,000
Diversification effect [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		(22,500,000)	(26,879,720.6875)
Interest Rate Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		10,200,000	14,139,893
Credit Spread Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		18,400,000	22,298,016
Equity Price Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		6,900,000	13,037,052
Foreign Exchange Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	[1]	8,300,000	9,173,737
Commodity Price Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		€ 500,000	€ 345,328.6875

[1]	Includes value-at-risk from gold and other precious metal positions.